Employee Stock Plans (Tables)	12 Months Ended
Feb. 01, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Outstanding
The following table summarizes stock options outstanding at February 1, 2015, February 2, 2014 and February 3, 2013, and changes during the fiscal years ended on these dates (shares in thousands):

	Number of Shares	Weighted Average Exercise Price
Outstanding at January 29, 2012	33,170	$35.32
Granted	2,376	49.89
Exercised	(18,119)	38.24
Canceled	(810)	35.27
Outstanding at February 3, 2013	16,617	$34.23
Granted	1,704	69.91
Exercised	(4,240)	31.71
Canceled	(122)	43.80
Outstanding at February 2, 2014	13,959	$39.26
Granted	1,912	81.84
Exercised	(4,387)	32.41
Canceled	(439)	56.26
Outstanding at February 1, 2015	11,045	$48.68

Summary of Restricted Stock and Performance Shares
The following table summarizes restricted stock and performance shares outstanding at February 1, 2015, February 2, 2014 and February 3, 2013, and changes during the fiscal years ended on these dates (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at January 29, 2012	15,741	$31.81
Granted	3,965	49.18
Restrictions lapsed	(5,295)	30.62
Canceled	(1,172)	35.29
Outstanding at February 3, 2013	13,239	$37.18
Granted	3,092	68.44
Restrictions lapsed	(5,048)	30.67
Canceled	(827)	46.53
Outstanding at February 2, 2014	10,456	$48.82
Granted	2,963	76.71
Restrictions lapsed	(4,119)	39.90
Canceled	(804)	59.55
Outstanding at February 1, 2015	8,496	$61.86